Basis of Presentation and Significant Accounting Policies - Fair Value Assets Measured on Recurring Basis Level 3 (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Assets:
Balance, beginning of the year	$ 159	$ 1,473
Embedded derivatives at inception			2,451
Decrease to embedded derivative	(159)	(1,314)	(978)
Balance, end of the year		159	1,473
Liabilities:
Balance, beginning of the year	25,884	18,955
Embedded derivatives at inception			19,636
Decrease due to extinguishment of debt	(720)	(630)
(Decrease) increase to embedded derivatives	(4,912)	7,559	(681)
Balance, end of the year	$ 20,252	$ 25,884	$ 18,955